CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) income	$ 515,014	$ (13,877,363)	$ (47,366,729)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	(217,949)	202,020	(682,083)
Comprehensive (loss) income attributable to CooTek (Cayman) Inc.	297,065	(13,675,343)	(48,048,812)
Deemed dividend in relation to convertible note (see Note 10)		(1,368,866)
Total comprehensive (loss) income attributable to ordinary shares of CooTek (Cayman) Inc.	$ 297,065	$ (15,044,209)	$ (48,048,812)